VAT Receivable - Additional Information (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Trade and other current receivables [abstract]
Unfiled VAT receivable with HMRC	$ 107,149
Filed VAT receivable	110,694
VAT receivable	$ 217,843	$ 0